Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares		Mar. 31, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)		$ 0.04	$ 0.04
Ordinary shares, shares authorized	[1]	12,510,000	12,510,000
Ordinary shares, shares issued		2,553,514	2,552,576
Ordinary shares, shares outstanding		2,553,514	2,552,576

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).